Income Tax (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)
Income Tax
Income tax rate (as a percent)	25.00%	25.00%	25.00%	25.00%
Income Tax Expense Benefit Continuing Operations
(Loss)/income before income taxes	$ 15,657	¥ 101,884	¥ (44,573)	¥ (222,003)
Current tax expenses		12,456
Deferred tax benefits	(6,760)	(43,981)
Income tax benefits	$ 4,846	31,525
The Cayman Islands
Income Tax Expense Benefit Continuing Operations
(Loss)/income before income taxes		¥ (14,109)	(11,880)	(22,964)
Hong Kong
Income Tax
Income tax rate (as a percent)	16.50%	16.50%
Income Tax Expense Benefit Continuing Operations
(Loss)/income before income taxes		¥ 14,951	(16,629)	(14,588)
PRC, excluding Hong Kong
Income Tax
Income tax rate (as a percent)	25.00%	25.00%
Income Tax Expense Benefit Continuing Operations
(Loss)/income before income taxes		¥ 103,864	(15,864)	(183,295)
Percentage of withholding tax on dividends	10.00%	10.00%
Other
Income Tax Expense Benefit Continuing Operations
(Loss)/income before income taxes		¥ (2,822)	¥ (200)	¥ (1,156)
Minimum | Hong Kong
Income Tax Expense Benefit Continuing Operations
Percentage of withholding tax on dividends	5.00%	5.00%